SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising, Government Funds, and Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) ₽ / $	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽) ₽ / $	Oct. 31, 2018
Reclassifications
Prepaid expenses and other assets	$ (84.7)	₽ (5,887.0)		₽ (2,224.0)	₽ 113.0
Payment for contingent consideration	(21.7)	(1,504.0)		(195.0)	(680.0)
Effect of exchange rate changes on cash and cash equivalents	61.7	4,288.0		(976.0)	(3,449.0)
Net change in cash and cash equivalents	369.3	25,655.0		14,421.0	3,182.0
Cash and cash equivalents at beginning of period	622.3	43,231.0		28,810.0	25,628.0
Cash and cash equivalents at end of period	991.6	68,886.0	$ 622.3	43,231.0	28,810.0
Interest income	48.7	3,382.0		2,909.0	2,863.0
Interest expense	$ (13.6)	(945.0)		₽ (897.0)	(1,208.0)
Interest income, net					₽ 1,655.0
Other
Effective Income Tax Rate Reconciliation, Percent			25.00%	25.00%	20.00%
Multiple Foreign Currency Exchange Rates
Exchange rate of RUB to $1.00 | ₽ / $	69.4706					69.4706
Online Advertising Revenues
Advertising sales commissions and bonuses	$ 134.8	9,367.0		₽ 7,375.0	₽ 5,633.0
Other Revenue
Promotional discounts and minimum fare guarantees	206.0	14,311.0		9,737.0
Promotional discounts and minimum fare guarantees netted against revenues	166.6	11,574.0		4,606.0
Promotional discounts and minimum fare guarantees expensed	$ 39.4	₽ 2,737.0		5,131.0
Practical expedient, to recognize incremental cost of obtaining contract as expense	true	true
Practical Expedients, not disclose the value of unsatisfied performance obligations	true	true
Advertising and Promotional Expenses
Promotional and advertising expenses	$ 221.3	₽ 15,372.0		13,054.0	7,132.0
Comprehensive Income
Accumulated other comprehensive income	117.7			1,864.0		₽ 8,182.0
Variable Interest Entities
Investments in non-marketable equity securities and loans granted	$ 525.2			₽ 2,001.0		36,484.0
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	21.00%	21.00%
Edadeal
Variable Interest Entities
Ownership interest acquired (as a percent)							90.00%
Edadeal
Variable Interest Entities
Ownership interest acquired (as a percent)				10.00%
Investments in non-marketable equity securities and loans granted				₽ 361.0
ASU-Statement of cash flows - Restricted Cash
Reclassifications
Prepaid expenses and other assets					(163.0)
Payment for contingent consideration					(528.0)
Effect of exchange rate changes on cash and cash equivalents					(121.0)
Net change in cash and cash equivalents					(812.0)
Cash and cash equivalents at beginning of period				578.0	1,390.0
Cash and cash equivalents at end of period					₽ 578.0
Accounting Standards Update 2016-02 | Measurement Period Adjustment
Leases
Right-of-use assets	$ 200.0			14,000.0		16,000.0
Lease liabilities	$ 300.0			₽ 13,000.0		₽ 18,000.0
Minimum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)					15.00%
Minimum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	4.00%	4.00%	4.00%	4.00%
Minimum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	15.00%	15.00%	15.00%	15.00%
Maximum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)					30.00%
Maximum | Sales Revenue, Net | Customer Concentration Risk
Certain Risks and Concentrations
Concentration risk percentage	15.00%	15.00%	15.00%	15.00%	15.00%
Maximum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	14.00%	14.00%	14.00%	14.00%
Maximum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	30.00%	30.00%	30.00%	30.00%